CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF CASH FLOWS
Cash paid for debt issuance costs	$ 338	$ 591	$ 59
Cash paid for issuance costs	$ 4,897